SHARE BASED COMPENSATION (Details)		1 Months Ended			12 Months Ended
	Oct. 10, 2014	Aug. 31, 2021 shares	Aug. 31, 2014 shares	Aug. 31, 2009 shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2018 shares	Jul. 31, 2009 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting increments			5
Market value of ordinary shares | (per share)					¥ 73.26				$ 11.49
Intrinsic value of options exercised | ¥					¥ 5,501,611		¥ 296,759,089	¥ 54,032,828
Cash received from the exercise of share options					¥ 10,185,136	$ 1,598,270	¥ 114,758,281	¥ 38,245,122
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					347,536		716,748	4,555,288		8,453,372
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting increments	5
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense | ¥					¥ 19,927,748		¥ 0
Number of restricted shares issued					318,600
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued			12,796,745
Contractual life			10 years
2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued											9,325,122
Contractual life				7 years
2009 Plan [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				953,200
Share-based compensation arrangement by share-based payment award, award vesting period				36 months
Long-term incentive plan 2021 | Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life		5 years
Share-based compensation arrangement by share-based payment award, award vesting period		10 years
Number of restricted shares issued		354,000